Schedule of Assets Held at End of Year (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Assets Held At End Of Year
Schedule of Assets Held at End of Year

(a)	(b)	(c)	(d)	(e)
	Issue	Description	Cost	Current Value
**	QCR Holdings, Inc. Stock	Common stock	*	$12,326,039
	Allspring Special Mid Cap Value R6 Fund	Mutual fund	*	2,907,432
	American Funds American Balanced R6 Fund	Mutual fund	*	614,962
	American Funds Bond Fund of America R6 Fund	Mutual fund	*	3,361,277
	American Funds New Perspective R6 Fund	Mutual fund	*	3,432,312
	Fidelity 500 Index Fund	Mutual fund	*	25,540,364
	Fidelity Advisor International Growth Z Fund	Mutual fund	*	9,240,509
	Fidelity Inflation-Protection Bond Index Fund	Mutual fund	*	108,634
	Fidelity International Index Fund	Mutual fund	*	3,834,573
	Fidelity Mid Cap Index Fund	Mutual fund	*	3,743,017
	Fidelity Small Cap Index Fund	Mutual fund	*	3,207,530
	Fidelity US Bond Index Fund	Mutual fund	*	2,160,054
	Goldman Sachs Financial Square Government R6 Fund	Mutual fund	*	3,861,224
	GQG Partners Emerging Markets Equity R6 Fund	Mutual fund	*	3,454,928
	Invesco Discovery Mid Cap Growth R6 Fund	Mutual fund	*	3,639,858
	JP Morgan Large Cap Growth R6 Fund	Mutual fund	*	13,141,511
	JP Morgan Undiscovered Managers Behavioral Value R6 Fund	Mutual fund	*	24,633
	PIMCO Income Institutional Fund	Mutual fund	*	2,538,812
	Vanguard Real Estate Index Admiral Fund	Mutual fund	*	51,760
	Vanguard Target Retirement 2020 Inv	Mutual fund	*	1,470,845
	Vanguard Target Retirement 2025 Inv	Mutual fund	*	3,934,831
	Vanguard Target Retirement 2030 Inv	Mutual fund	*	9,115,063
	Vanguard Target Retirement 2035 Inv	Mutual fund	*	9,933,857
	Vanguard Target Retirement 2040 Inv	Mutual fund	*	7,443,272
	Vanguard Target Retirement 2045 Inv	Mutual fund	*	8,670,187
	Vanguard Target Retirement 2050 Inv	Mutual fund	*	8,951,620
	Vanguard Target Retirement 2055 Inv	Mutual fund	*	3,591,240
	Vanguard Target Retirement 2060 Inv	Mutual fund	*	2,553,789
	Vanguard Target Retirement 2065 Inv	Mutual fund	*	393,776
	Vanguard Target Retirement 2070 Inv	Mutual fund	*	464
	Vanguard Target Retirement Income Inv	Mutual fund	*	588,356
	Putnam Large Cap Value I Trust	Common collective trust fund	*	8,817,242
	Putnam Small Cap Growth Trust Class R	Common collective trust fund	*	56,216
		Subtotal		$162,710,187

**	Participant notes receivable, bearing interest at rates of 4.25% to 9.50%			1,653,998
		Total		$164,364,185

* Cost information not required for participant-directed investments

** Party-in-interest, as defined by ERISA